employee future benefits - Disaggregation of defined benefit pension (Details) - Pension plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset)
Plan assets	$ 8,262	$ 8,352
PBSR prior year interim estimate of solvency position		$ 1,910
PBSR composite weighted average discount rate	4.70%	4.60%
Hypothetical basis points decrease in PBSR composite weighted average discount rate (as a per cent)	0.25%	0.25%
Decrease in the PBSR solvency position with hypothetical decrease of 25 basis points in the composite weighted average discount rate	$ 198	$ 207
Minimum
Disclosure of net defined benefit liability (asset)
PBSR interim solvency ratio	120.00%	117.00%
PBSR annual solvency ratio		115.00%
PBSR interim three-year solvency ratio	116.00%	112.00%
PBSR annual three-year solvency ratio		112.00%
Maximum
Disclosure of net defined benefit liability (asset)
PBSR interim solvency ratio	138.00%	131.00%
PBSR annual solvency ratio		129.00%
PBSR interim three-year solvency ratio	132.00%	126.00%
PBSR annual three-year solvency ratio		125.00%
Pension plan | Present value of the defined benefit obligations
Disclosure of net defined benefit liability (asset)
Defined benefit obligations accrued	$ (8,452)	$ (8,489)
Pension plan | Present value netting plan assets and defined benefit obligation [member]
Disclosure of net defined benefit liability (asset)
PBSR interim estimate of solvency position	2,304
PBSR prior year update of annual estimate of solvency position		1,856
Pension plan | Active members | Present value of the defined benefit obligations
Disclosure of net defined benefit liability (asset)
Defined benefit obligations accrued	(1,622)	(1,815)
Pension plan | Deferred members | Present value of the defined benefit obligations
Disclosure of net defined benefit liability (asset)
Defined benefit obligations accrued	(403)	(382)
Pension plan | Pensioners | Present value of the defined benefit obligations
Disclosure of net defined benefit liability (asset)
Defined benefit obligations accrued	(6,427)	(6,292)
Pension plan | Pension plans that have plan assets in excess of defined benefit obligations accrued | Present value netting plan assets and defined benefit obligation [member]
Disclosure of net defined benefit liability (asset)
PBSR interim estimate of solvency position	$ 2,304
PBSR prior year update of annual estimate of solvency position		$ 1,856